Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities

Accrued liabilities consist of (in millions):

	December 31,
	2013	2012
Customer prepayments and billings	$673	$699
Accrued vendor costs	531	444
Compensation	516	511
Warranty	228	194
Taxes (non income)	188	150
Insurance	131	108
Accrued commissions	97	77
Fair value of derivatives	31	18
Interest	11	14
Other	357	356

Total	$2,763	$2,571